INTANGIBLE ASSETS (Details)	Mar. 31, 2024 USD ($)
Cost
Total intangible assets	$ 38,507,399
Accumulated Amortization	(453,464)
Net
Total intangible assets	38,053,935
Technology acquired
Cost
Finite lived	18,163,044
Accumulated Amortization	(317,231)
Net
Finite lived	17,845,813
Customer Lists
Cost
Finite lived	14,374,411
Accumulated Amortization	(136,233)
Net
Finite lived	14,238,178
Licenses
Cost
Indefinite lived	4,553,944
Net
Indefinite lived	4,553,944
Pacsquare assets - Proprietary Software
Cost
Indefinite lived	1,416,000
Net
Indefinite lived	$ 1,416,000